Accounts Payable and Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade accounts payable	$ 1,148	$ 1,121
Customer and other deposits	516	360
Employee compensation and benefits payable	364	303
Dividends payable	332	314
Interest payable	319	305
Accrued taxes other than income taxes	245	304
Gas and fuel cost payable	215	221
Derivatives (Note 26)	127	169
Employee future benefits (Note 24)	28	29
Income tax payable	24	33
Other	185	194
Accounts payable and other current liabilities	$ 3,503	$ 3,353